Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON ETF INVESTMENT TRUST
SUPPLEMENT DATED MARCH 4, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED AUGUST 1, 2023 OF
CLEARBRIDGE ALL CAP GROWTH ESG ETF
At a meeting held on February 29, 2024, the Board of Trustees of the Trust (the “Board”) approved the reorganization of the ClearBridge All Cap Growth ESG ETF (the “All Cap Fund”), a series of Legg Mason ETF Investment Trust (the “Trust”), into the ClearBridge Large Cap Growth ESG ETF (the “Large Cap Fund”), also a series of the Trust. The reorganization of the All Cap Fund will consist of (1) the transfer of substantially all of the All Cap Fund’s assets (net of any liabilities) to the Large Cap Fund in exchange solely for shares of the Large Cap Fund and cash in lieu of fractional shares, if any; and (2) the distribution of the Large Cap Fund shares to the All Cap Fund shareholders and cash in lieu of fractional shares, if any, in complete liquidation of the All Cap Fund.
It is anticipated that in the second quarter of 2024, shareholders of the All Cap Fund will receive a Combined Prospectus/Information Statement detailing the reasons for, and other matters relating to, the reorganization. The reorganization does not require the approval of shareholders. The transaction is currently expected to be completed on or about June 14, 2024.

ClearBridge All Cap Growth ESG ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON ETF INVESTMENT TRUST
SUPPLEMENT DATED MARCH 4, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED AUGUST 1, 2023 OF
CLEARBRIDGE ALL CAP GROWTH ESG ETF
At a meeting held on February 29, 2024, the Board of Trustees of the Trust (the “Board”) approved the reorganization of the ClearBridge All Cap Growth ESG ETF (the “All Cap Fund”), a series of Legg Mason ETF Investment Trust (the “Trust”), into the ClearBridge Large Cap Growth ESG ETF (the “Large Cap Fund”), also a series of the Trust. The reorganization of the All Cap Fund will consist of (1) the transfer of substantially all of the All Cap Fund’s assets (net of any liabilities) to the Large Cap Fund in exchange solely for shares of the Large Cap Fund and cash in lieu of fractional shares, if any; and (2) the distribution of the Large Cap Fund shares to the All Cap Fund shareholders and cash in lieu of fractional shares, if any, in complete liquidation of the All Cap Fund.
It is anticipated that in the second quarter of 2024, shareholders of the All Cap Fund will receive a Combined Prospectus/Information Statement detailing the reasons for, and other matters relating to, the reorganization. The reorganization does not require the approval of shareholders. The transaction is currently expected to be completed on or about June 14, 2024.